BUSINESS ACQUISITION (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Oct. 04, 2021
Business Acquisition [Line Items]
Goodwill	$ 8,824,210	$ 8,824,210
Lighthouse Imaging [Member]
Business Acquisition [Line Items]
Trade accounts receivable, net			$ 676,977
Inventories			456,008
Other current assets			82,125
Fixed assets			110,243
Patents			48,153
Total Assets Acquired			1,373,506
Accounts payable			214,742
Customer advances			826,679
Accrued compensation and other			302,961
Total Liabilities Assumed			1,344,382
Net assets acquired			29,124
Goodwill			8,136,546
Total Purchase Price-Initial and Contingent Consideration			$ 8,165,670